Condensed Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Nov. 20, 2012
Debt Discount	$ 16,632,757	$ 17,572,885	$ 18,400,297
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares auhorized (in shares)	200,000,000	200,000,000	200,000,000	120,000,000
Common stock, shares issued (in shares)	108,376,049	97,144,736	97,144,736
Common stock, shares outstanding (in shares)	108,376,049	97,144,736	95,054,552